BUSINESS ACQUISITIONS AND DISPOSALS - Acquisition of Praliss Enterprises (Details) - RUB (₽) ₽ in Millions	1 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Purchase price allocation
Goodwill	₽ 34,281	₽ 33,685	₽ 34,468
Praliss Enterprises Limited
BUSINESS ACQUISITIONS AND DISPOSALS
Ownership interest acquired	100.00%
Contingent consideration payable due (in months)	12 months
Earn-out payment period	2 years
Purchase price allocation
Other intangible assets	₽ 132
Goodwill	208
Non-current liabilities	(27)
Contingent consideration and earn-out payments	93
Cash paid	220
Consideration transferred	313
eSports | Praliss Enterprises Limited
Purchase price allocation
Goodwill	208
Goodwill expected to be deductible for tax purposes	₽ 0